Cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank	£ 117	£ 73
Short-term deposits	40	0
Cash and cash equivalents	£ 157	£ 73	£ 252	£ 252	£ 329	£ 329